Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Bond Fund, Inc.
Entity Central Index Key	0000276463
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000011390 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Institutional Shares
Trading Symbol	MAHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47(a)	0.44%(a)
(a)
Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.

Expenses Paid, Amount	$ 47	[1]
Expense Ratio, Percent	0.44%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Institutional Shares returned 12.13%
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.
What contributed to absolute performance?
The Fund’s allocations to agency mortgage-backed securities, U.S. investment grade corporate bonds, and structured products contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	12.13%	0.79%	2.18%
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 16, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 20,127,307,489
Holdings Count | Holding	5,009
Advisory Fees Paid, Amount	$ 54,171,979
Investment Company Portfolio Turnover	471.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$20,127,307,489
Number of Portfolio Holdings	5,009
Net Investment Advisory Fees	$54,171,979
Portfolio Turnover Rate	471%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	32.8%
Corporate Bonds	22.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	9.3%
Foreign Government Obligations	4.9%
Floating Rate Loan Interests	1.0%
Municipal Bonds	0.6%
Common Stocks	0.5%
Preferred Securities	0.3%
Fixed Rate Loan Interests	0.2%
Foreign Agency Obligations	0.1%
Warrants	—	% (b)
Investment Companies	—	% (b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.7%
AA/Aa	2.8%
A	8.8%
BBB/Baa	13.0%
BB/Ba	1.1%
B	0.5%
CCC/Caa	0.4%
CC/Ca	0.3%
C	0.2%
N/R	15.2%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

Material Fund Change Expenses [Text Block]
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000052630 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Service Shares
Trading Symbol	MSHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$79(a)	0.75%(a)
(a)
Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.

Expenses Paid, Amount	$ 79	[2]
Expense Ratio, Percent	0.75%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Service Shares returned 11.79%
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.
What contributed to absolute performance?
The Fund’s allocations to agency mortgage-backed securities, U.S. investment grade corporate bonds, and structured products contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	11.79%	0.48%	1.88%
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 16, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 20,127,307,489
Holdings Count | Holding	5,009
Advisory Fees Paid, Amount	$ 54,171,979
Investment Company Portfolio Turnover	471.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$20,127,307,489
Number of Portfolio Holdings	5,009
Net Investment Advisory Fees	$54,171,979
Portfolio Turnover Rate	471%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	32.8%
Corporate Bonds	22.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	9.3%
Foreign Government Obligations	4.9%
Floating Rate Loan Interests	1.0%
Municipal Bonds	0.6%
Common Stocks	0.5%
Preferred Securities	0.3%
Fixed Rate Loan Interests	0.2%
Foreign Agency Obligations	0.1%
Warrants	—	% (b)
Investment Companies	—	% (b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.7%
AA/Aa	2.8%
A	8.8%
BBB/Baa	13.0%
BB/Ba	1.1%
B	0.5%
CCC/Caa	0.4%
CC/Ca	0.3%
C	0.2%
N/R	15.2%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

Material Fund Change Expenses [Text Block]
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000011387 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Investor A Shares
Trading Symbol	MDHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$78(a)	0.74%(a)
(a)
Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.

Expenses Paid, Amount	$ 78	[3]
Expense Ratio, Percent	0.74%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 11.90%
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.
What contributed to absolute performance?
The Fund’s allocations to agency mortgage-backed securities, U.S. investment grade corporate bonds, and structured products contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	11.90%	0.48%	1.87%
Investor A Shares (with sales charge)	7.43	(0.33)	1.45
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 16, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 20,127,307,489
Holdings Count | Holding	5,009
Advisory Fees Paid, Amount	$ 54,171,979
Investment Company Portfolio Turnover	471.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$20,127,307,489
Number of Portfolio Holdings	5,009
Net Investment Advisory Fees	$54,171,979
Portfolio Turnover Rate	471%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	32.8%
Corporate Bonds	22.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	9.3%
Foreign Government Obligations	4.9%
Floating Rate Loan Interests	1.0%
Municipal Bonds	0.6%
Common Stocks	0.5%
Preferred Securities	0.3%
Fixed Rate Loan Interests	0.2%
Foreign Agency Obligations	0.1%
Warrants	—	% (b)
Investment Companies	—	% (b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.7%
AA/Aa	2.8%
A	8.8%
BBB/Baa	13.0%
BB/Ba	1.1%
B	0.5%
CCC/Caa	0.4%
CC/Ca	0.3%
C	0.2%
N/R	15.2%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

Material Fund Change Expenses [Text Block]
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000037618 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Investor A1 Shares
Trading Symbol	MEHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$63(a)	0.59%(a)
(a)
Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.

Expenses Paid, Amount	$ 63	[4]
Expense Ratio, Percent	0.59%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor A1 Shares returned 12.08%
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.
What contributed to absolute performance?
The Fund’s allocations to agency mortgage-backed securities, U.S. investment grade corporate bonds, and structured products contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	12.08%	0.64%	2.04%
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 16, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 20,127,307,489
Holdings Count | Holding	5,009
Advisory Fees Paid, Amount	$ 54,171,979
Investment Company Portfolio Turnover	471.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$20,127,307,489
Number of Portfolio Holdings	5,009
Net Investment Advisory Fees	$54,171,979
Portfolio Turnover Rate	471%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	32.8%
Corporate Bonds	22.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	9.3%
Foreign Government Obligations	4.9%
Floating Rate Loan Interests	1.0%
Municipal Bonds	0.6%
Common Stocks	0.5%
Preferred Securities	0.3%
Fixed Rate Loan Interests	0.2%
Foreign Agency Obligations	0.1%
Warrants	—	% (b)
Investment Companies	—	% (b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.7%
AA/Aa	2.8%
A	8.8%
BBB/Baa	13.0%
BB/Ba	1.1%
B	0.5%
CCC/Caa	0.4%
CC/Ca	0.3%
C	0.2%
N/R	15.2%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

Material Fund Change Expenses [Text Block]	Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).
Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000037620 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Investor C Shares
Trading Symbol	MFHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$152(a)	1.44%(a)
(a)
Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.

Expenses Paid, Amount	$ 152	[5]
Expense Ratio, Percent	1.44%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 11.14%
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.
What contributed to absolute performance?
The Fund’s allocations to agency mortgage-backed securities, U.S. investment grade corporate bonds, and structured products contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years		10 Years
Investor C Shares	11.14%	(0.21	) %	1.32%
Investor C Shares (with sales charge)	10.14	(0.21)		1.32
Bloomberg U.S. Aggregate Bond Index	11.57	0.33		1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 16, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 20,127,307,489
Holdings Count | Holding	5,009
Advisory Fees Paid, Amount	$ 54,171,979
Investment Company Portfolio Turnover	471.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$20,127,307,489
Number of Portfolio Holdings	5,009
Net Investment Advisory Fees	$54,171,979
Portfolio Turnover Rate	471%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	32.8%
Corporate Bonds	22.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	9.3%
Foreign Government Obligations	4.9%
Floating Rate Loan Interests	1.0%
Municipal Bonds	0.6%
Common Stocks	0.5%
Preferred Securities	0.3%
Fixed Rate Loan Interests	0.2%
Foreign Agency Obligations	0.1%
Warrants	—	% (b)
Investment Companies	—	% (b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.7%
AA/Aa	2.8%
A	8.8%
BBB/Baa	13.0%
BB/Ba	1.1%
B	0.5%
CCC/Caa	0.4%
CC/Ca	0.3%
C	0.2%
N/R	15.2%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

Material Fund Change Expenses [Text Block]
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000052631 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Class K Shares
Trading Symbol	MPHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$39(a)	0.37%(a)
(a)
Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.

Expenses Paid, Amount	$ 39	[6]
Expense Ratio, Percent	0.37%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 12.33%
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.
What contributed to absolute performance?
The Fund’s allocations to agency mortgage-backed securities, U.S. investment grade corporate bonds, and structured products contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	12.33%	0.86%	2.25%
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 16, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 20,127,307,489
Holdings Count | Holding	5,009
Advisory Fees Paid, Amount	$ 54,171,979
Investment Company Portfolio Turnover	471.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$20,127,307,489
Number of Portfolio Holdings	5,009
Net Investment Advisory Fees	$54,171,979
Portfolio Turnover Rate	471%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	32.8%
Corporate Bonds	22.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	9.3%
Foreign Government Obligations	4.9%
Floating Rate Loan Interests	1.0%
Municipal Bonds	0.6%
Common Stocks	0.5%
Preferred Securities	0.3%
Fixed Rate Loan Interests	0.2%
Foreign Agency Obligations	0.1%
Warrants	—	% (b)
Investment Companies	—	% (b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.7%
AA/Aa	2.8%
A	8.8%
BBB/Baa	13.0%
BB/Ba	1.1%
B	0.5%
CCC/Caa	0.4%
CC/Ca	0.3%
C	0.2%
N/R	15.2%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

Material Fund Change Expenses [Text Block]
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000011391 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Class R Shares
Trading Symbol	MRCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$109(a)	1.03%(a)
(a)
Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.

Expenses Paid, Amount	$ 109	[7]
Expense Ratio, Percent	1.03%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 11.59%
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.
What contributed to absolute performance?
The Fund’s allocations to agency mortgage-backed securities, U.S. investment grade corporate bonds, and structured products contributed to performance for the annual period.
What detracted from absolute performance?
The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2014 through September 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	11.59%	0.20%	1.59%
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 16, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 20,127,307,489
Holdings Count | Holding	5,009
Advisory Fees Paid, Amount	$ 54,171,979
Investment Company Portfolio Turnover	471.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$20,127,307,489
Number of Portfolio Holdings	5,009
Net Investment Advisory Fees	$54,171,979
Portfolio Turnover Rate	471%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	32.8%
Corporate Bonds	22.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	9.3%
Foreign Government Obligations	4.9%
Floating Rate Loan Interests	1.0%
Municipal Bonds	0.6%
Common Stocks	0.5%
Preferred Securities	0.3%
Fixed Rate Loan Interests	0.2%
Foreign Agency Obligations	0.1%
Warrants	—	% (b)
Investment Companies	—	% (b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.7%
AA/Aa	2.8%
A	8.8%
BBB/Baa	13.0%
BB/Ba	1.1%
B	0.5%
CCC/Caa	0.4%
CC/Ca	0.3%
C	0.2%
N/R	15.2%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

Material Fund Change Expenses [Text Block]
Effective September 16, 2024, the Fund ceased to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and instead operates as a stand-alone fund. In connection with this change and in accordance with the investment advisory agreement, the Fund now pays a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund's net assets: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports

[1]	Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.
[2]	Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.
[3]	Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.
[4]	Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.
[5]	Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.
[6]	Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.
[7]	Because the Fund invested all of its assets in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, prior to September 16, 2024, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invested for a portion of the period.